CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 83,846	$ 80,359	$ 77,782
Other comprehensive income (loss):
Currency translation adjustment, gross	(1,374)	10,167	(15,797)
Tax (expense) benefit	563	(3,644)	5,383
Comprehensive income	$ 83,035	$ 86,882	$ 67,368